Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Apr. 01, 2021 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Goodwill	₨ 0		₨ 0		₨ 14,595
Other intangible assets	622,688		634,730	₨ 679,991
Intangible assets and goodwill	₨ 622,688	$ 7,574	₨ 634,730